UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT          February 1, 2012
     --------------------            -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          169
                                         -----------

Form 13F Information Table Value Total:  $   238,117
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       2,333      28,541 SH       Sole                 28,541
7 DAYS GROUP HLDGS LTD            ADR             81783J101         297      26,645 SH       Sole                 26,645
ABB LTD                           SPONSORED ADR   000375204       1,500      79,671 SH       Sole                 79,671
AUTOMATIC DATA PROCESSING IN      COM             053015103         449       8,315 SH       Sole                  8,315
AT&T INC                          COM             00206R102       2,739      90,591 SH       Sole                 90,591
ABBOTT LABS                       COM             002824100         582      10,346 SH       Sole                 10,346
ABIOMED INC                       COM             003654100         249      13,490 SH       Sole                 13,490
AECOM TECHNOLOGY CORP DELAWA      COM             00766T100       1,154      56,083 SH       Sole                 56,083
AEGION CORP                       COM             00770F104         193      12,550 SH       Sole                 12,550
AFLAC INC                         COM             001055102         754      17,430 SH       Sole                 17,430
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605       1,210      25,657 SH       Sole                 25,657
AIR PRODS & CHEMS INC             COM             009158106         582       6,833 SH       Sole                  6,833
ALPS ETF TR                       ALERIAN MLP     00162Q866       1,375      82,760 SH       Sole                 82,760
ALLERGAN INC                      COM             018490102       1,108      12,633 SH       Sole                 12,633
ALTERA CORP                       COM             021441100       1,491      40,200 SH       Sole                 40,200
AMAZON COM INC                    COM             023135106         258       1,491 SH       Sole                  1,491
AMERICAN EXPRESS CO               COM             025816109         621      13,163 SH       Sole                 13,163
AMGEN INC                         COM             031162100       1,980      30,839 SH       Sole                 30,839
AMPHENOL CORP NEW                 CL A            032095101         657      14,465 SH       Sole                 14,465
ANADARKO PETE CORP                COM             032511107         618       8,102 SH       Sole                  8,102
AON CORP                          COM             037389103       2,317      49,500 SH       Sole                 49,500
APACHE CORP                       COM             037411105       2,300      25,390 SH       Sole                 25,390
APPLE INC                         COM             037833100       5,308      13,107 SH       Sole                 13,107
AQUA AMERICA INC                  COM             03836W103         476      21,575 SH       Sole                 21,575
GALLAGHER ARTHUR J & CO           COM             363576109         201       6,000 SH       Sole                  6,000
BAIDU INC                         SPON ADR REP A  056752108         236       2,025 SH       Sole                  2,025
BAKER HUGHES INC                  COM             057224107         978      20,116 SH       Sole                 20,116
BANK OF AMERICA CORPORATION       COM             060505104          68      12,281 SH       Sole                 12,281
BERKLEY W R CORP                  COM             084423102       1,603      46,600 SH       Sole                 46,600
BERKSHIRE HATHAWAY INC DEL        CL B            084670207         905      11,859 SH       Sole                 11,859
POWERSHARES EFT TRUST             DYN BIOT & GEN  73935X856         499      24,890 SH       Sole                 24,890
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108         577      41,205 SH       Sole                 41,205
BRISTOL MYERS SQUIBB CO           COM             110122108       1,784      50,638 SH       Sole                 50,638
CME GROUP INC                     COM             12572Q105       1,447       5,939 SH       Sole                  5,939
CSX CORP                          COM             126408103         441      20,951 SH       Sole                 20,951
CVS CAREMARK CORPORATION          COM             126650100       3,587      87,950 SH       Sole                 87,950
CANADIAN NAT RES LTD              COM             136385101         263       7,025 SH       Sole                  7,025
CAREFUSION CORP                   COM             14170T101         344      13,522 SH       Sole                 13,522
CELGENE CORP                      COM             151020104       2,606      38,549 SH       Sole                 38,549
CHEVRON CORP NEW                  COM             166764100       3,060      28,762 SH       Sole                 28,762
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         489      12,925 SH       Sole                 12,925
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109         937      19,320 SH       Sole                 19,320
CHURCH & DWIGHT INC               COM             171340102         874      19,101 SH       Sole                 19,101
CIMAREX ENERGY CO                 COM             171798101       2,706      43,708 SH       Sole                 43,708
CISCO SYS INC                     COM             17275R102       3,255     180,059 SH       Sole                180,059
CITRIX SYS INC                    COM             177376100         322       5,305 SH       Sole                  5,305
CLEAN ENERGY FUELS CORP           COM             184499101         117      23,040 SH       Sole                 23,040
CLEAN HARBORS INC                 COM             184496107       3,210      50,365 SH       Sole                 50,365
COCA COLA CO                      COM             191216100       3,797      54,269 SH       Sole                 54,269
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,132      17,610 SH       Sole                 17,610
COLGATE PALMOLIVE CO              COM             194162103       2,147      23,239 SH       Sole                 23,239
COMCAST CORP NEW                  CL A SPL        20030N200       1,844      78,250 SH       Sole                 78,250
CONOCOPHILLIPS                    COM             20825C104       1,581      21,697 SH       Sole                 21,697
COSTCO WHSL CORP NEW              COM             22160K105       3,509      42,120 SH       Sole                 42,120
DANAHER CORP DEL                  COM             235851102       3,338      70,960 SH       Sole                 70,960
DENTSPLY INTL INC NEW             COM             249030107         721      20,609 SH       Sole                 20,609
DEUTSCHE BK AG LDN BRH            PS GOLD DS ETN  25154H756         215      39,400 SH       Sole                 39,400
DEVON ENERGY CORP NEW             COM             25179M103         711      11,466 SH       Sole                 11,466
DIAGEO P L C                      SPON ADR NEW    25243Q205         302       3,457 SH       Sole                  3,457
DISCOVERY COMMUNICATNS NEW        COM SER C       25470F302         474      12,562 SH       Sole                 12,562
DRESSER-RAND GROUP INC            COM             261608103         250       5,000 SH       Sole                  5,000
DU PONT E I DE NEMOURS & CO       COM             263534109         361       7,879 SH       Sole                  7,879
E M C CORP MASS                   COM             268648102       1,767      82,017 SH       Sole                 82,017
ECOLAB INC                        COM             278865100       4,840      83,730 SH       Sole                 83,730
EMERSON ELEC CO                   COM             291011104       1,778      38,167 SH       Sole                 38,167
EXELON CORP                       COM             30161N101         399       9,207 SH       Sole                  9,207
EXPRESS SCRIPTS INC               COM             302182100       1,000      22,385 SH       Sole                 22,385
EXXON MOBIL CORP                  COM             30231G102      11,560     136,388 SH       Sole                136,388
FASTENAL CO                       COM             311900104       1,080      24,755 SH       Sole                 24,755
FEDEX CORP                        COM             31428X106         200       2,400 SH       Sole                  2,400
FIDELITY NATL INFORMATION SV      COM             31620M106         349      13,110 SH       Sole                 13,110
FIRST NIAGARA FINL GRP INC        COM             33582V108         486      56,365 SH       Sole                 56,365
FIRST SOLAR INC                   COM             336433107         305       9,021 SH       Sole                  9,021
FLOWSERVE CORP                    COM             34354P105         622       6,260 SH       Sole                  6,260
FUEL TECH INC                     COM             359523107         313      47,618 SH       Sole                 47,618
GENERAL ELECTRIC CO               COM             369604103       2,087     116,528 SH       Sole                116,528
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623       1,301      83,430 SH       Sole                 83,430
GOLDMAN SACHS GROUP INC           COM             38141G104       1,269      14,034 SH       Sole                 14,034
GOOGLE INC                        CL A            38259P508       5,329       8,250 SH       Sole                  8,250
GRAINGER W W INC                  COM             384802104         281       1,500 SH       Sole                  1,500
HARLEY DAVIDSON INC               COM             412822108         633      16,295 SH       Sole                 16,295
HOME DEPOT INC                    COM             437076102         860      20,465 SH       Sole                 20,465
INTERNATIONAL BUSINESS MACHS      COM             459200101       4,197      22,823 SH       Sole                 22,823
ILLINOIS TOOL WKS INC             COM             452308109         253       5,424 SH       Sole                  5,424
ILLUMINA INC                      COM             452327109         208       6,824 SH       Sole                  6,824
INTEL CORP                        COM             458140100       1,850      76,301 SH       Sole                 76,301
INTUIT                            COM             461202103         864      16,428 SH       Sole                 16,428
INTUITIVE SURGICAL INC            COM NEW         46120E602       1,884       4,070 SH       Sole                  4,070
JPMORGAN CHASE & CO               COM             46625H100         708      21,288 SH       Sole                 21,288
JACOBS ENGR GROUP INC DEL         COM             469814107       1,491      36,737 SH       Sole                 36,737
JOHNSON & JOHNSON                 COM             478160104       4,593      70,044 SH       Sole                 70,044
JOHNSON CTLS INC.                 COM             478366107         210       6,730 SH       Sole                  6,730
JOY GLOBAL INC                    COM             481165108         536       7,155 SH       Sole                  7,155
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         651       7,666 SH       Sole                  7,666
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       3,165      40,311 SH       Sole                 40,311
KOHLS CORP                        COM             500255104         490       9,925 SH       Sole                  9,925
KOPIN CORP                        COM             500600101          48      12,450 SH       Sole                 12,450
KRAFT FOODS INC                   CL A            50075N104       1,492      39,935 SH       Sole                 39,935
LANDAUER INC                      COM             51476K103         549      10,654 SH       Sole                 10,654
LIBERTY GLOBAL INC                COM SER A       530555101       1,076      26,221 SH       Sole                 26,221
LIBERTY GLOBAL INC                COM SER C       530555309       1,285      32,503 SH       Sole                 32,503
LINCOLN ELEC HLDGS INC            COM             533900106         461      11,797 SH       Sole                 11,797
LOEWS CORP                        COM             540424108         877      23,300 SH       Sole                 23,300
LOWES COS INC                     COM             548661107         465      18,305 SH       Sole                 18,305
MADISON SQUARE GARDEN INC         CL A            55826P100         315      11,000 SH       Sole                 11,000
MARVELL TECHNOLOGY GROUP LTD      ORD             G5876H105       1,772     127,912 SH       Sole                127,912
MCDONALDS CORP                    COM             580135101       4,136      41,226 SH       Sole                 41,226
MCKESSON CORP                     COM             58155Q103         280       3,595 SH       Sole                  3,595
MEDCO HEALTH SOLUTIONS INC        COM             58405U102       1,673      29,929 SH       Sole                 29,929
MEDTRONIC INC                     COM             585055106         227       5,924 SH       Sole                  5,924
MERCK & CO INC NEW                COM             58933Y105         487      12,920 SH       Sole                 12,920
MICROSOFT CORP                    COM             594918104       4,290     165,253 SH       Sole                165,253
MONSANTO CO NEW                   COM             61166W101         910      12,981 SH       Sole                 12,981
MORNINGSTAR INC                   COM             617700109         868      14,595 SH       Sole                 14,595
MOTOROLA SOLUTIONS INC            COM NEW         620076307         241       5,200 SH       Sole                  5,200
MYLAN INC                         COM             628530107         290      13,500 SH       Sole                 13,500
NETAPP INC                        COM             64110D104         280       7,720 SH       Sole                  7,720
NEW ENGLAND BANCSHARES INC C      COM NEW         643863202         386      37,250 SH       Sole                 37,250
NEW ORIENTAL ED & TECH GRP I      SPON ADR        647581107         963      40,035 SH       Sole                 40,035
NEWFIELD EXPL CO                  COM             651290108       1,435      38,032 SH       Sole                 38,032
NEWMONT MINING CORP               COM             651639106         300       5,000 SH       Sole                  5,000
NEWS CORP                         CL A            65248E104       1,945     109,000 SH       Sole                109,000
NEXTERA ENERGY INC                COM             65339F101         994      16,320 SH       Sole                 16,320
NIKE INC                          CL B            654106103       2,260      23,455 SH       Sole                 23,455
NOBLE ENERGY INC                  COM             655044105       1,699      18,000 SH       Sole                 18,000
NORTHEAST UTILS                   COM             664397106         686      19,010 SH       Sole                 19,010
NOVARTIS A G                      SPONSORED ADR   66987V109         577      10,097 SH       Sole                 10,097
OCCIDENTAL PETE CORP DEL          COM             674599105         611       6,516 SH       Sole                  6,516
ORACLE CORP                       COM             68389X105       1,763      68,717 SH       Sole                 68,717
PEOPLES UNITED FINANCIAL INC      COM             712704105       1,256      97,741 SH       Sole                 97,741
PEPSICO INC                       COM             713448108       6,737     101,530 SH       Sole                101,530
PFIZER INC                        COM             717081103       2,249     103,919 SH       Sole                103,919
PHILIP MORRIS INTL INC            COM             718172109         318       4,052 SH       Sole                  4,052
PLAINS EXPL & PRODTN CO           COM             726505100         217       5,900 SH       Sole                  5,900
POTASH CORP SASK INC              COM             73755L107         215       5,220 SH       Sole                  5,220
PRAXAIR INC                       COM             74005P104       2,632      24,625 SH       Sole                 24,625
PRECISION CASTPARTS CORP          COM             740189105         669       4,061 SH       Sole                  4,061
PROCTER & GAMBLE CO               COM             742718109       5,895      88,369 SH       Sole                 88,369
PROGRESSIVE CORP OHIO             COM             743315103         831      42,600 SH       Sole                 42,600
QEP RES INC                       COM             74733V100       1,736      59,249 SH       Sole                 59,249
QUALCOMM INC                      COM             747525103       1,657      30,300 SH       Sole                 30,300
QUANTA SVCS INC                   COM             74762E102       2,888     134,058 SH       Sole                134,058
ROCKVILLE FINL INC NEW            COM             774188106         315      30,435 SH       Sole                 30,435
SCHLUMBERGER LTD                  COM             806857108       3,244      47,486 SH       Sole                 47,486
STANLEY BLACK & DECKER INC        COM             854502101       1,366      20,204 SH       Sole                 20,204
STRYKER CORP                      COM             863667101       2,237      45,000 SH       Sole                 45,000
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209         433      10,740 SH       Sole                 10,740
TEXTRON INC                       COM             883203101         261      14,140 SH       Sole                 14,140
SOUTHERN CO                       COM             842587107         223       4,823 SH       Sole                  4,823
THERMO FISHER SCIENTIFIC INC      COM             883556102       3,056      67,959 SH       Sole                 67,959
TORONTO DOMINION BK ONT           COM             891160509         933      12,472 SH       Sole                 12,472
TRANSOCEAN LTD                    REG SHS         H8817H100         767      19,988 SH       Sole                 19,988
UNITEDHEALTH GROUP INC            COM             91324P102       1,806      35,638 SH       Sole                 35,638
UNITED TECHNOLOGIES CORP          COM             913017109       4,568      62,505 SH       Sole                 62,505
VALE S A                          ADR             91912E105         336      15,648 SH       Sole                 15,648
VANCEINFO TECHNOLOGIES INC        ADR             921564100         394      43,465 SH       Sole                 43,465
VARIAN MED SYS INC                COM             92220P105         233       3,465 SH       Sole                  3,465
VEECO INSTRS INC DEL              COM             922417100         665      31,985 SH       Sole                 31,985
VERIZON COMMUNICATIONS INC        COM             92343V104         734      18,300 SH       Sole                 18,300
VISA INC                          COM CL A        92826C839       1,267      12,475 SH       Sole                 12,475
VODAFONE GROUP PLC NEW            SPONS ADR NEW   92857W209       1,196      42,672 SH       Sole                 42,672
WAL MART STORES INC               COM             931142103       3,550      59,399 SH       Sole                 59,399
DISNEY WALT CO                    COM DISNEY      254687106       2,783      74,218 SH       Sole                 74,218
WASTE MGMT INC DEL                COM             94106L109       1,076      32,900 SH       Sole                 32,900
WELLS FARGO & CO NEW              COM             949746101         270       9,804 SH       Sole                  9,804
WILLIAMS COS INC DEL              COM             969457100         490      14,852 SH       Sole                 14,852
WOODWARD GOVERNOR CO              COM             980745103         975      23,820 SH       Sole                 23,820
YUM BRANDS INC                    COM             988498101       2,650      44,909 SH       Sole                 44,909
ZIMMER HLDGS INC                  COM             98956P102         347       6,496 SH       Sole                  6,496